VALUE OF CHARTER PARTY CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Value of Favorable Charter Party Contracts
The value of favorable charter-out contracts is summarized as follows:

(in thousands of $)	2021	2020	2019
Opening balance	4,073	16,221	34,953
Amortization charge	(4,073)	(12,148)	(18,732)
Total	—	4,073	16,221
Less: current portion	—	(4,073)	(12,148)
Non-current portion	—	—	4,073